Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory rate		21.00%	21.00%
State and local taxes		3.40%	2.00%
Change in valuation allowance		(22.00%)	(19.00%)
Disallowed interest expense on convertible debt		0.00%	0.00%
Prior year true-up		1.00%	1.00%
Permanent differences		(3.4)	(5.0)
Effective income tax rate	0.00%	0.00%	0.00%